STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 13 - STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 10,000,000,000 shares of common stock and 50,000,000 shares of preferred stock, both with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Preferred stock outstanding

There are no shares of preferred stock outstanding as of September 30, 2025, and June 30, 2025.

Common stock outstanding

On July 1, 2025, the Company issued a total of 7,744,445 restricted shares of common stock, comprising 4,444,445 restricted shares of common stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 restricted shares of common stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders.

On July 1, 2025, the Company issued the second tranche of 1,000,000 of the Company’s restricted shares of common stock to Dr. Raymond Powell as part of the compensation package in the NIE agreement.

On July 28, 2025, the Company issued a total of 187,500 restricted shares of common stock for $15,000 at $0.08 per share to one U.S. shareholder.

On September 12, 2025, the Company issued a total of 5,412,500 restricted shares of common stock for $433,000 at a price of $0.08 per share to three non-U.S. shareholders.

On September 8, 2023, the Company, through its wholly-owned subsidiary Verde Renewables entered into a Service and Stock Cancellation Agreement with EMGTA LLC to cancel the Services Agreement dated December 1, 2022, including the cancellation of 375,000 restricted Common shares issued at $0.20 on December 31, 2022, totaling $75,000 as consideration for certain services. The cancellation is still in process.

Not considering the commitment to cancel shares as above, there were 1,269,280,891 and 1,262,680,891 (including 7,744,445 shares committed to be issued for private placement subsequent to financial year end) shares of common stock issued and outstanding at September 30, 2025, and June 30, 2025 respectively.

Apart from the common stock committed to be issued as disclosed in Note 20, the Company has no stock option plan, warrants, or other dilutive securities as at September 30, 2025.

NOTE 15 - STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 10,000,000,000 Common shares and 50,000,000 preferred shares, both with a par value of $0.001 per share. Each Common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Preferred stock outstanding

There are no preferred shares outstanding as of June 30, 2025, and 2024.

Common stock outstanding

On September 8, 2023, the Company, through its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”) entered into a Service and Stock Cancellation Agreement with Steven Sorhus pursuant to the termination of his service resulting in the cancellation of 171,591 non-vested shares. The Service Agreement was dated December 1, 2022 for the first tranche of 300,000 restricted shares of Common Stock which were issued at $0.20 per share on December 31, 2022 totaling $60,000.

The cancellation of non-shares above, were effected via the cancellation of the initial 300,000 shares which was completed on March 28, 2024 and the re-issuance of 128,409 shares of restricted shares of Common Stock on May 24, 2024, to compensate his prior service.

On September 8, 2023, the Company, through its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”) entered into a Service and Stock Cancellation Agreement with EMGTA LLC to cancel the Service Agreement dated December 1, 2022, including the cancellation of 375,000 restricted shares of Common Stock that were issued at $0.20 per share on December 31, 2022 totaling $75,000 as consideration for certain services. The cancellation is still in process.

On September 12, 2023, the Company, through its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”) entered into a Service and Stock Cancellation Agreement with Y M Tengku Chanela Jamidah Y A M Tengku Ibrahim pursuant to the termination of her service resulting in the cancellation of 333,333 non-vested shares. The Service Agreement was dated November 30, 2022 for the first tranche of 500,000 restricted shares of Common Stock which were issued at $0.20 per share on December 31, 2022 totaling $100,000.

The cancellation of the non-vested shares above, were effected via the cancellation of the initial 500,000 shares, which was completed on March 28, 2024 and the re-issuance of 166,667 shares of restricted shares of Common Stock on May 24, 2024, to compensate her prior service.

The total number of cancelled non-vested shares of 504,924 shares and the number of non-vested shares remaining to be cancelled of 375,000 shares were measured at the grant-date fair value of $0.20 per share as per the original service agreements, and equity was reduced by $175,985 accordingly.

On October 23, 2023, the Company, through its wholly-owned subsidiary VRI, entered into a Services Agreement (the “Agreement”) with Donald R. Fosnacht to engage him as National Certification and Extensive BCR (Biochar Carbon Removal) Implementation Specialist to develop and implement a comprehensive strategy to obtain national and regional certification and endorsement for carbon net-negative construction products with high biochar content, encompassing asphalt, concrete, and soil stabilization as designated in the Agreement. Under the Agreement, the Company will pay Donald R. Fosnacht by the issuance of 1,000,000 shares of the Company’s restricted Common Stock on or before January 31, 2024. The term of the Agreement will remain effective until December 31, 2025 and both parties may renew the agreement or enter into a new agreement as may be mutually agreed on terms to be separately negotiated.

Subsequently on January 31, 2024, the Company issued 1,000,000 restricted shares of Common Stock to Donald R. Fosnacht.

On November 22, 2023, the Company issued a total of 14,931,624 restricted shares of Common Stock comprising 11,538,461 restricted shares of Common Stock for $1,050,000 at $0.091 per share to five non-U.S. shareholders, 100,000 restricted shares of Common Stock for $10,000 at $0.10 per share to one non-U.S. shareholder, 1,943,163 restricted shares of Common Stock for $176,828 at $0.091 per share to ten U.S. shareholders and 1,350,000 restricted shares of Common Stock for $135,000 at $0.10 per share to nine U.S. shareholders.

On December 4, 2023, the Company issued a total of 1,238,889 restricted shares of Common Stock comprising of 850,000 restricted shares of Common Stock for $85,000 at $0.10 per share to four U.S. shareholders and 388,889 restricted shares of Common Stock for $35,000 at $0.09 per share to one U.S. shareholders.

On April 12, 2024, shares that were committed to be issued as of March 31, 2024 were fully settled by way of issuance of 2,881,274 restricted shares of Common Stock at $0.108 per share to four non-U.S. shareholders in settlement of $311,178 subscription amounts paid, and issuance of 200,000 restricted shares of Common Stock on April 15, 2024 at $0.091 per share to one U.S. shareholder in settlement of $18,200 subscription amount paid.

On April 15, 2024, the Company issued a total of 3,055,555 restricted shares of Common Stock to four U.S. shareholders, in which 2,300,000 restricted shares of Common Stock were issued at $0.10 per share to two U.S. shareholders, 200,000 restricted shares of Common Stock were issued at $0.091 per share to one U.S. shareholder, and 555,555 restricted shares of Common Stock were issued at $0.09 per share to one U.S. shareholder.

On April 20, 2024, the Company entered into two Services Agreements with Dr. Nam Tran and Dr. Raymond Powell to engage them as National Implementation Experts for its wholly-owned subsidiary Verde Renewables, Inc. to initiate connections with esteemed asphalt contractors, identify potential partners, explore potential collaborations through their extensive networks in the asphalt industry and recommend strategies to capitalize on emerging opportunities as designated in the Agreements. Under the Agreements, the Company will pay Dr. Nam Tran and Dr. Raymond Powell each by the issuance of 3,000,000 shares of the Company’s restricted shares of Common Stock in three tranches of 1,000,000 shares each on or before July 31, 2024, October 31, 2025 and October 31, 2026 respectively.

Subsequently on July 31, 2024, the Company issued 1,000,000 of the Company’s restricted shares of Common Stock each to Dr. Nam Tran and Dr. Raymond Powell as part of the compensation package in the Services Agreements that the Company entered into with Dr. Nam Tran and Dr. Raymond Powell on April 20, 2024, for the service period from May 1, 2024, to April 30, 2025.

On June 1, 2024, the Company entered into a multi-year Services Agreement with Dale Ludwig to engage him as Strategic Advisor for the Company and all its subsidiaries, to maintain and build strong relationships with policymakers at both state and federal levels, collaborate with Missouri Department of Transportation, build relationships with Missouri Asphalt Pavement Association (MAPA) members, collaborate with Missouri contractors to encourage the use of the Company's technologies, identify current biochar producers in Missouri and engage with the Missouri Department of Economic Development. Pursuant to the Agreement, the Company agreed to issue a total of 2,000,000 restricted shares of the Company’s Common Stock to Dale Ludwig over three tranches of 700,000 shares on or before August 31, 2024, 700,000 shares on or before October 31, 2025 and 600,000 shares on or before October 31, 2026.

Subsequently on August 8, 2024, the Company issued 700,000 of the Company’s restricted shares of Common Stock to Dale Ludwig as part of the compensation package in the Services Agreement that the Company entered into with Dale Ludwig on June 1, 2024, for the service period from June 1, 2024, to April 30, 2025.

On July 24, 2024, the Company issued 3,194,443 restricted shares of Common Stock for $287,500 at $0.09 per share to four U.S. shareholders and 6,005,000 restricted shares of Common Stock for $600,500 at $0.10 per share to twenty U.S. shareholders and one non-U.S. shareholder.

On August 9, 2024, the Company issued 888,888 restricted shares of Common Stock for $80,000 at $0.09 per share to one U.S. shareholder and 11,840,000 restricted shares of Common Stock for $1,184,000 at $0.10 per share to twenty-three U.S. shareholders and one non-U.S. shareholder.

On August 16, 2024, the Company issued 9,655,542 shares of the Company’s restricted Common Stock at the price of $0.07 per share to Borneo Oil Berhad in relation to the Settlement of Debts Agreement (the “SDA Agreement”) and a two-year term period Promissory Note entered into with its former indirect wholly-owned subsidiary Champmark Sdn Bhd (“CSB”) and CSB’s creditor Borneo Oil Corporation Sdn Bhd (the “Creditor”) to settle in full a total of $675,888 of CSB’s account payable. On March 13, 2023, the Company and CSB entered into an SDA Agreement and a two-year term period Promissory Note with the Creditor to settle in full a total of $675,888 of CSB’s account payable to the Creditor either in cash or by the issuance of new restricted shares of the Company’s Common Stock at a price of $0.07 per share. As set out in the SDA Agreement, the new restricted shares for settlement of the account payable to the Creditor shall be issued to the Creditor or its nominee. On August 16, 2024, the Company entered into a Supplementary Agreement to the SDA Agreement and Promissory Note with the Creditor to convert the total amount of $675,888 into 9,655,542 shares of the Company’s restricted Common Stock at the agreed conversion price of $0.07 per share for issuance on August 16, 2024.

On August 26, 2024, the Company issued 722,221 restricted shares of Common Stock for $65,000 at $0.09 per share to three U.S. shareholders, 3,990,000 restricted shares of Common Stock for $399,000 at $0.10 per share to six U.S. shareholders and two non-U.S. shareholders.

On August 30, 2024, the Company issued 1,350,000 of the Company’s restricted shares of Common Stock to Jeremy P. Concanon, Chief Growth Officer of the Company, as part of the compensation package in the Services Agreement that the Company entered into with Jeremy P. Concanon on July 31, 2024.

On August 30, 2024, the Company issued 670,000 of the Company’s restricted shares of Common Stock to Eric Bava, Chief Operating Officer of the Company, as part of the compensation package in the Employment Agreement that the Company entered into with Eric Bava on October 1, 2023 for his first year of service from October 1, 2023 to September 30, 2024.

On September 16, 2024, the Company issued 222,222 restricted shares of Common Stock for $20,000 at $0.09 per share to one U.S. shareholder and 350,000 restricted shares of Common Stock for $35,000 at $0.10 per share to two U.S. shareholders.

On October 16, 2024, the Company issued 800,000 restricted shares of Common Stock for $80,000 at $0.10 per share to three U.S. shareholders.

On November 27, 2024, the Company cancelled 450,000 restricted shares of Common Stock that were previously issued to two U.S. shareholders.

On January 2, 2025, the Company issued a total of 3,277,775 restricted shares of Common Stock, comprising 2,500,000 restricted shares of Common Stock for $250,000 at $0.10 per share to seven U.S. shareholders and 777,775 restricted shares of Common Stock for $70,000 at $0.09 per share to six U.S. shareholders.

On January 2, 2025, the Company issued 4,656,550 of the Company’s restricted shares of Common Stock to Aegis Ventures Limited, being 50% of the 0.75% of the Company’s total shares outstanding pursuant to the terms of the consulting services agreement that the Company, through its wholly-owned subsidiary Verde Renewables, Inc., entered into with AUM on November 29, 2024, to engage AUM as a Capital Markets, Investor Relations and Media Relations Advisor to provide advice to the Company on its preparations for an equity raise and the planned uplisting to Nasdaq. The remaining 4,656,550 shares to be issued within three days following the Company’s listing on the Nasdaq.

On January 3, 2025, the Company issued 50,000 of the Company’s restricted Common Shares to Hannah Bruehl. The Company agreed to issue 50,000 of the Company’s restricted shares of Common Stock to Hannah Bruehl, Executive Assistant to C-Suite Executives of the Company for service period from September 3, 2024 to September 2, 2025, as part of the compensation package in the Employment Agreement signed on September 3, 2024.

On January 6, 2025, the Company cancelled 200,000 restricted Common Shares that were previously issued to two U.S. shareholders.

On February 18, 2025, the Company issued a total of 3,905,555 restricted shares of Common Stock, comprising 3,000,000 restricted shares of Common Stock for $300,000 at $0.10 per share to one non-U.S. shareholder, 850,000 restricted shares of Common Stock for $85,000 at $0.10 per share to seven U.S. shareholders and 55,555 restricted shares of Common Stock for $5,000 at $0.09 per share to one U.S. shareholder.

On April 22, 2025, the Company cancelled 150,000 restricted Common Shares that were previously issued to one U.S. shareholder.

On May 20, 2025, the Company issued 249,999 restricted shares of Common Stock for $24,999.90 at $0.10 per share to one U.S. shareholder and one non-U.S. shareholder.

On June 1, 2025, the Company issued 1,500,000 shares of the Company’s restricted Common Stock to Sundeo Pty Ltd, an affiliate designated by C-Twelve, pursuant to the C-Twelve Agreement.

On June 1, 2025, the Company issued 350,000 of the Company’s restricted shares of Common Stock to Karl Strahl, a Director of the Company, as part of the compensation package in the Director Appointment Agreement that the Company entered into with Karl Strahl on May 1, 2025.

Not considering the commitment to cancel shares as above, there were 1,262,680,891 (including 7,744,445 shares committed to be issued for private placement) and 1,221,346,586 (including 21,988,335 shares committed to be issued for private placement subsequent to financial year end) shares of Common Stock issued and outstanding at June 30, 2025 and 2024, respectively.

Apart from the Common Stock committed to be issued as disclosed in Note 22, the Company has no stock option plan, warrants, or other dilutive securities as at June 30, 2025. As of June 30, 2024, 2,700,000 and 670,000 were committed to be issued to nonemployees and an employee respectively.